Other Long-Term Liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expense Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s freight tax expense which is recorded in its consolidated balance sheet in other long-term liabilities:

	As at June 30, 2015 $	As at June 30, 2014 $
Balance at the beginning of the period	4,852	5,351
Freight tax expense	375	93

Balance at the end of the period	5,227	5,444